Acquisitions (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands							12 Months Ended
	Apr. 16, 2021	Feb. 19, 2020	Aug. 16, 2019	Jul. 01, 2019	Oct. 01, 2018	Aug. 10, 2018	Dec. 29, 2018	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Business Acquisition [Line Items]
Consideration for acquisition of membership interest	$ 39,102
Other current assets	24
Accounts receivable	1,143
Inventory	3,564
Property and equipment	595
Goodwill	9,450						$ 800,620	$ 826,969	$ 816,200	$ 815,850
Total assets acquired	44,876
Liabilities assumed	(5,774)
Maximum amount of unsecured promissory note outstanding form sponsors	35,000
Business Acquisition, Pro Forma Information [Abstract]
Net revenues							1,139,562
Net earnings (loss)							(74,976)
MinuteKey
Business Acquisition [Line Items]
Consideration for acquisition of membership interest						$ 156,289
Cash						1,791
Other current assets						766
Inventory						3,952
Property and equipment						29,888
Goodwill						58,077
Other non-current assets						16
Total assets acquired						168,890
Liabilities assumed						(12,601)
Total purchase price						156,289
Maximum amount of unsecured promissory note outstanding form sponsors						165,000
Big Time
Business Acquisition [Line Items]
Consideration for acquisition of membership interest					$ 348,834
Cash					2,507
Other current assets					1,623
Accounts receivable					40,828
Inventory					40,216
Property and equipment					3,703
Goodwill					128,796
Other non-current assets					159
Total assets acquired					427,832
Liabilities assumed					(78,998)
Total purchase price					348,834
Maximum amount of unsecured promissory note outstanding form sponsors					365,000
Resharp
Business Acquisition [Line Items]
Consideration for acquisition of membership interest			$ 21,100
Property and equipment			218
Goodwill			9,382
Total assets acquired			21,100
Contingent consideration payable			(18,100)
Net cash paid			3,000
Business Acquisition, Pro Forma Information [Abstract]
Payout amount			$ 25,000
Payout amount, Percentage of revenues			1.80%
Payout amount, Term of percentage revenues			5 years
West Coast Washers, Inc
Business Acquisition [Line Items]
Consideration for acquisition of membership interest				$ 3,135
Instafob LLC
Business Acquisition [Line Items]
Consideration for acquisition of membership interest		$ 2,618
Total purchase price		1,818
Business Acquisition, Pro Forma Information [Abstract]
Cash consideration		$ 800
Customer relationships
Business Acquisition [Line Items]
Intangible assets	23,500
Customer relationships | MinuteKey
Business Acquisition [Line Items]
Intangible assets						50,000
Customer relationships | Big Time
Business Acquisition [Line Items]
Intangible assets					189,000
Developed technology | MinuteKey
Business Acquisition [Line Items]
Intangible assets						19,000
Trade names
Business Acquisition [Line Items]
Intangible assets	2,600
Trade names | MinuteKey
Business Acquisition [Line Items]
Intangible assets						5,400
Trade names | Big Time
Business Acquisition [Line Items]
Intangible assets					21,000
Technology
Business Acquisition [Line Items]
Intangible assets	$ 4,000
Technology | Resharp
Business Acquisition [Line Items]
Intangible assets			$ 11,500
Adjustment
Business Acquisition [Line Items]
Goodwill							(3,227)			$ (3,227)
Adjustment | MinuteKey
Business Acquisition [Line Items]
Goodwill						$ (1,160)	1,160
Adjustment | Big Time
Business Acquisition [Line Items]
Goodwill					$ (2,067)		$ 2,067